Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2022	Mar. 31, 2021
Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	8.00%	8.00%
Top of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	14.50%	14.50%